RELATED PARTY TRANSACTIONS 2 (Details) (Frontline, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Frontline
Related Party Transaction [Line Items]
Related Party Management Fee Expenses	$ 51	$ 63	$ 47
Related Party Management Fee Payable	$ 13	$ 52	$ 12